ACCRUED WARRANTY COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCRUED WARRANTY COSTS
Beginning balance	$ 84,127	$ 75,519	$ 76,677
Warranty provision	70,129	35,694	27,944
Warranty costs incurred	(24,751)	(20,404)	(21,011)
Foreign exchange effect	8,881	(6,682)	(8,091)
Ending balance	$ 138,386	$ 84,127	$ 75,519